FINANCIAL INSTRUMENTS - Interest rate risk (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (107,092)	Rp (106,961)
Interest rate risk | Fixed rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	(37,762)	(48,063)
Interest rate risk | Variable rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (37,504)	Rp (28,771)
Increase in percent (as a percent)	0.25%
Decrease in percent (as a percent)	0.25%
Equity change	Rp 94
Equity change	94
Increase in net income change	94
Decrease in net income change	Rp 94